DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Realized gains:	$ 28,721	$ 4,354
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue
Gains (losses) deferred in Accumulated Other Comprehensive Loss	$ 31,786	$ 11,209	$ (2,705)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	42,622	11,438	0
Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	(2,848)	(1,257)	(682)
Other income (expense), net
Derivative [Line Items]
Unrealized gains (losses):	469	0	0
Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains:	22,546	2,399
Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains:	3,341	(403)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	(6,380)	1,336
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gains (losses):	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized gains (losses):	589	388	(682)
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Unrealized gains (losses):	0
Foreign currency forward contracts: | Other income (expense), net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gains (losses):	0	0
Foreign currency forward contracts: | Other income (expense), net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized gains (losses):	0	0	$ 0
Foreign currency forward contracts: | Other income (expense), net | Fair value hedges
Derivative [Line Items]
Unrealized gains (losses):	469
Bunker fuel hedges
Derivative [Line Items]
Realized gains:	2,834	2,358
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	(3,437)	(1,645)
Bunker fuel hedges | Other income (expense), net
Derivative [Line Items]
Unrealized gains (losses):	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	49,002	10,102
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	0	0
Interest rate swap contracts: | Other income (expense), net
Derivative [Line Items]
Unrealized gains (losses):	$ 0	$ 0